Distribution of Profits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Distribution of Profits [Line Items]
Statutory reserves	¥ 23,064	$ 3,174	¥ 23,071
Net assets	¥ 1,901,745
Subsidiaries and VIEs [Member]
Distribution of Profits [Line Items]
Ownership percentage	50.00%	50.00%
Subsidiaries and VIEs [Member] | PRC [Member]
Distribution of Profits [Line Items]
Ownership percentage	10.00%	10.00%